Earnings per share - Reconciliation of adjusted earnings (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Earnings per share [abstract]
Profit attributable to owners of the parent	R 181,134	R 121,458	R 182,989
Net foreign exchange losses/(gains)	5,073	(1,476)	(144,038)
Income tax effect on the above component	(29,403)	(15,307)	48,647
Adjusted earnings attributable to owners of the parent	R 156,804	R 104,675	R 87,598